Fair Value Measurements (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Embedded conversion options	$ 358,339	$ 780,960	$ 1,823,207
Total measured at fair value	358,339	780,960	1,823,207
Fair Value, Inputs, Level 1 [Member]
Embedded conversion options	0	0	0
Total measured at fair value	0	0	0
Fair Value, Inputs, Level 2 [Member]
Embedded conversion options	0	0	0
Total measured at fair value	0	0	0
Fair Value, Inputs, Level 3 [Member]
Embedded conversion options	358,339	780,960	1,823,207
Total measured at fair value	$ 358,339	$ 780,960	$ 1,823,207